Leases - analysis of the maturity of the long-term lease liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 MXN ($)
Disclosure of maturity analysis of operating lease payments [line items]
Maturity of the long-term lease liabilities	$ 653,512
Expense for rental contracts with a term of less than one year	19,116
Rental contracts with insignificant amounts	77,709
Total rental contracts	96,825
2020
Disclosure of maturity analysis of operating lease payments [line items]
Maturity of the long-term lease liabilities	263,160
2021
Disclosure of maturity analysis of operating lease payments [line items]
Maturity of the long-term lease liabilities	190,613
2022
Disclosure of maturity analysis of operating lease payments [line items]
Maturity of the long-term lease liabilities	144,267
Subsequent
Disclosure of maturity analysis of operating lease payments [line items]
Maturity of the long-term lease liabilities	$ 55,472